UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                  FORM 13F

                             FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):                   [ ]is a restatement
                     [ ]adds new holdings entries.

Institutional Investment Manager Filing the Report:
                       Name:       Hudson Valley Investment Advisors, LLC
                       Address:   117 Grand Street
                                           P.O. Box 268
                                           Goshen, NY 10924
                      13F File Number:28-12105

The institutional investment manager, filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergal


Person Signing this Report on Behalf of Reporting Manager:

Name:                           Mark A Lazarczyk
Title:                          Chief Compliance Officer
Phone:                          845-294-6127
Signature,              Place,                          and Date of Signing:
Mark A. Lazarczyk       Goshen, New York                September 30, 2010
Report Type (Check only one.):
                                [X]     13F HOLDING REPORT.
                                [ ]     13F NOTICE.
                                [ ]     13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		76
Form 13F Information Table Value Total:		$93,296

List of Other Included Managers:


No. 13F File Number				Name

   Form 13F Information Table
					                   VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER	       VOTING AUTHORITY
   NAME OF ISSUER	       TITLE OF CLASS	 CUSIP	  (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS       SOLE    SHARED    NONE

3M COMPANY		       COM		885794101      506     5845 SH	     SOLE	              5845        0      0
AMGEN INC		       COM		031162100      358     6493 SH	     SOLE		      6493        0      0
AT & T INC		       COM		00206R102     1481    51766 SH	     SOLE		     51766        0      0
AUTO DATA PROCESSING	       COM		053015103     1003    23872 SH	     SOLE		     23872        0      0
BANK AMERICA CORP	       COM		060505104     2055   156869 SH 	     SOLE		    156869        0      0
BANK OF NY MELLON CORP	       COM		064058100     1019    39024 SH	     SOLE		     39024        0      0
BERKSHIRE BANCP INC DEL	       COM		084597202      601   141064 SH	     SOLE		    141064        0      0
BEST BUY INC		       COM		086516101     1479    36212 SH	     SOLE		     36212        0      0
BLACKROCK INC		       COM		09247X101      524     3079 SH	     SOLE		      3079        0      0
BOEING CO		       COM		097023105      531     7985 SH	     SOLE		      7985        0      0
BRISTOL-MYERS SQUIBB CO	       COM		110122108     1908    70387 SH	     SOLE		     70387        0      0
C V S CORP DEL		       COM		126650100     1962    62370 SH	     SOLE		     62370        0      0
CARDINAL HEALTH INC	       COM		14149Y108     1049    31765 SH	     SOLE		     31765        0      0
CAREFUSION CORP		       COM		14170T101      223     8993 SH	     SOLE		      8993        0      0
CHEVRONTEXACO CORP	       COM		166764100     3644    44968 SH	     SOLE		     44968        0      0
CHUBB CORPORATION	       COM		171232101     2057    36100 SH	     SOLE		     36100        0      0
CISCO SYSTEMS INC	       COM		17275R102     2396   109410 SH       SOLE		    109410        0      0
CITRIX SYSTEMS INC	       COM		177376100     2719    39850 SH	     SOLE		     39850        0      0
COMMERCIAL METALS CO	       COM		201723103      849    58618 SH	     SOLE		     58618        0      0
CONOCOPHILLIPS 		       COM		20825c104     2183    38015 SH	     SOLE		     38015	  0	 0
CORNING INC		       COM		219350105      308    16878 SH	     SOLE		     16878	  0	 0
COVIDIEN LTD		       COM		G2552X108      482    12015 SH	     SOLE		     12015	  0	 0
DOW CHEMICAL COMPANY	       COM		260543103      263     9609 SH	     SOLE		      9609	  0	 0
E M C CORP MASS		       COM		268648102      797    39275 SH	     SOLE		     39275        0      0
EMERSON ELECTRIC CO	       COM		291011104     2531    48072 SH	     SOLE		     48072        0      0
EXXON MOBIL CORPORATION	       COM		30231G102     3392    54905 SH	     SOLE		     54905        0      0
Frontier Communcations Corp    COM		35906A108    15190	124 SH 	     SOLE		     15190	  0	 0
GENERAL ELECTRIC COMPANY       COM		369604103     2088   128516 SH	     SOLE		    128516        0      0
GOLDMAN SACHS GROUP INC	       COM		38141G104     1330     9205 SH	     SOLE		      9205        0      0
HALLIBURTON COMPANY	       COM		406216101     2400    72594 SH	     SOLE		     72594        0      0
HOME DEPOT INC		       COM		437076102     2333    73649 SH	     SOLE		     73649        0      0
INTEL CORP		       COM		458140100     2356   122525 SH       SOLE		    122525        0      0
INTL BUSINESS MACHINES	       COM		459200101      809     6037 SH	     SOLE		      6037        0      0
INTL FLAVOR & FRAGRANCES       COM		459506101      690    14225 SH	     SOLE		     14225        0      0
JEFFERSONVILLE BANCORP	       COM		47559A103      395    37127 SH	     SOLE		     37127        0      0
JOHNSON & JOHNSON	       COM		478160104     4202    67832 SH	     SOLE		     67832        0      0
JP MORGAN CHASE & CO	       COM		46625H100     1629    42809 SH	     SOLE		     42809        0      0
KRAFT FOODS INC		       COM		50075N104     1033    33487 SH	     SOLE		     33487        0      0
LOWES COMPANIES INC	       COM	        548661107      201     9060 SH       SOLE		      9060  	  0	 0
M D U RESOURCES GROUP INC      COM		552690109      240    12054 SH	     SOLE		     12054        0      0
MCDONALDS CORPORATION	       COM		580135101      550     7382 SH	     SOLE		      7382        0      0
MEDCOHEALTH SOLUTIONS	       COM		58405U102     1221    23462 SH	     SOLE		     23462        0      0
MERCK & CO INC		       COM		58933Y105      606    16468 SH	     SOLE		     16468        0      0
METLIFE INC		       COM		59156R108      753    19602 SH	     SOLE	             19602        0      0
MICROSOFT CORP		       COM		594918104     2541   103786 SH       SOLE		    103786        0      0
NABORS INDS INC		       COM		G6359F103      826    45775 SH	     SOLE		     45775        0      0
NEW YORK COMNTY BANCORP	       COM		649445103      182    11218 SH	     SOLE		     11218	  0	 0
NEXTRA ENERGY INC.	       COM		302571104      290     5349 SH	     SOLE		      5349        0      0
NORTHROP GRUMMAN CORP	       COM		666807102      303     5000 SH	     SOLE                     5000        0      0
OCCIDENTAL PETE CORP	       COM		674599105      209     2680 SH	     SOLE		      2680        0      0
ORACLE CORPORATION	       COM		68389X105     3851   143455 SH       SOLE		    143455        0      0
PEPSICO INCORPORATED	       COM		713448108     2561    38560 SH	     SOLE		     38560        0      0
PFIZER INCORPORATED	       COM		717081103     1933   112621 SH	     SOLE		    112621        0      0
PHILIP MORRIS INTL INC	       COM		718172109      220     3943 SH	     SOLE		      3943	  0      0
PNC FINANCIAL SERVICES	       COM		693475105      384     7400 SH	     SOLE		      7400        0      0
PPL CORPORATION		       COM		69351T106      222     8176 SH	     SOLE		      8176	  0      0
PRECISION CASTPARTS CORP       COM		740189105     1181     9275 SH	     SOLE		      9275        0      0
PRESIDENTIAL LIFE CORP	       COM		740884101      150    15346 SH	     SOLE		     15346	  0      0
PROCTER & GAMBLE CO	       COM		742718109     2304    38419 SH	     SOLE		     38419        0      0
PROVIDENT NEW YORK BANCORP     COM		744028101     3182   379310 SH	     SOLE	                 0        0 379310
QUALCOMM INC		       COM		747525103      245     5438 SH	     SOLE		      5438        0      0
REPUBLIC SERVICES INC	       COM		760759100      440    14460 SH	     SOLE		     14460        0      0
SARA LEE CORP		       COM		803111103      281    20925 SH	     SOLE		     20925        0      0
SUPERVALU INC		       COM		868536103      293    25441 SH	     SOLE 		     25441        0      0
SYSCO CORPORATION	       COM		871829107     1004    35220 SH	     SOLE		     35220        0      0
TEVA PHARM INDS LTD ADRF       COM		881624209      348     6611 SH	     SOLE		      6611        0      0
THE CHARLES SCHWAB CORP	       COM		808513105      804    57856 SH	     SOLE		     57856        0      0
THERMO ELECTRON CORP	       COM		883556102     2294    47915 SH	     SOLE		     47915        0      0
TIME WARNER INC		       COM		00184A105      541    17652 SH	     SOLE		     17652        0      0
TYCO INTL LTD NEW	       COM		902124106      611    16652 SH	     SOLE		     16652        0      0
VENTANA BIOTECH INC	       COM		92277F109        0    10000 SH       SOLE		     10000        0      0
VERIZON COMMUNICATIONS	       COM		92343V104     2401    73673 SH	     SOLE		     73673        0      0
WAL-MART STORES INC	       COM		931142103     2289    42775 SH	     SOLE		     42775        0      0
WARWICK VALLEY TELEPHONE CO    COM		936750108      162    11435 SH	     SOLE		     11435	  0      0
WATSON PHARMACEUTICALS	       COM		942683103     1641    38150 SH	     SOLE		     38150        0      0
WELLS FARGO  & CO NEW	       COM		949746101      318    12668 SH	     SOLE		     12668        0      0